2014 Private Placement Financing - Additional Information (Detail) - USD ($)						1 Months Ended				3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 02, 2015	Jun. 30, 2015	Mar. 13, 2015	Dec. 02, 2014	Dec. 01, 2014	Jun. 22, 2015	Feb. 04, 2014	Jan. 30, 2014	Apr. 19, 2013	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Oct. 29, 2015	Sep. 20, 2015	Aug. 06, 2015	Mar. 15, 2015
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, shares, new issues	454,387
Share price																					$ 0.35
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.75
Common Stock										$ 110,424			$ 110,424			$ 107,392	$ 72,051
Common Stock, Shares Issued										110,423,588			110,423,588			107,542,205	72,076,487
Common Stock, Par or Stated Value Per Share										$ 0.001			$ 0.001			$ 0.001	$ 0.001
Derivative, Fair Value, Net, Total						$ 927,373
Exercises of Warrants									$ 2,000,000							$ 451,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds																0	$ (7,541,693)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)										$ 54,982	$ (302,524)	$ 1,096,278	$ 192,128	$ 3,849,448	$ 3,546,924	$ 3,536,294	4,121,693
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													0			(1,025,000)
Gain On Warrant Derivative Modification			$ 624,016													$ 2,980,829
Gain On Exercise Of Warrants										13,503		$ 0	$ 142,964	224,000		$ 386,612	0
Gains (Losses) on Extinguishment of Debt				$ 224,000
Debt Instrument, Interest Rate, Stated Percentage																8.00%		8.00%	8.00%	8.00%		8.00%
Debt Instrument, Face Amount										$ 100,000			$ 100,000			$ 605,000
Stock Issued During Period Inducement Shares																570,000
Reclassification of Series A and C Warrants from derivative liabilities to equity																$ 3,263,753	0
2014 Private Placement
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, shares, new issues		14,390,754						11,400,000
Share price								$ 0.25								$ 0.22
Common Stock Issuance Upon Exercise Of Warrants								34,200,000
Proceeds from issuance of common stock		$ 3,200,000						$ 2,850,000
Common Stock							$ 11,400
Common Stock, Shares Issued							11,400,000
Common Stock, Par or Stated Value Per Share							$ 0.001									$ 0.001
Derivative, Fair Value, Net, Total							$ 10,391,693
Exercises of Warrants							2,850,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds							$ 7,541,693									$ 3,052,064
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value																$ 0	$ 6,270,000
Derivative Liability						$ 3,263,753
Series A Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.30			$ 0.30			$ 0.30
Derivative, Fair Value, Net, Total																$ 6,000,000
Reduction In Exercise Price Of Warrants			$ 0.20
Additional Warrants Issued			5,700,000
Stock Issued During Period Shares Warrants Exercised																1,750,000
Series A Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Outstanding			11,400,000
Series A Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Outstanding			17,100,000
Series B Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Proceeds from issuance of common stock				$ 800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										0.35			$ 0.35			$ 0.35
Exercise Term Of Warrants													12 months			12 months
Common Stock, Shares Issued				4,000,000
Derivative, Fair Value, Net, Total																$ 2,255,000
Exercises of Warrants														$ 800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																4,000,000
Class of Warrant or Right, Outstanding												4,000,000		4,000,000
Gain On Warrant Derivative Modification					$ 1,300,170
Series B Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.20
Series B Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.35
Series C Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.40			$ 0.40			$ 0.40
Percentage Of Exercisability Of Warrants													4.90%			4.90%
Exercise Term Of Warrants													18 months			18 months
Derivative, Fair Value, Net, Total																$ 8,000,000
Exercises of Warrants													$ 40,000
Class of Warrant or Right, Outstanding										200,000			200,000
Series C Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.20
Series C Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.40
2014 Warrant
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Face Amount			$ 750,000
Adjustments to Additional Paid in Capital, Warrant Issued																55,293
2014 Warrant | 2014 Private Placement
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, shares, new issues						570,000
Series A and Series C Warrants [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Exercises of Warrants																$ 2,800,000
Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																462,298	231,250
Stock Issued During Period Shares Warrants Exercised																18,686,801
Stock Issued During Period, Shares, Other																686,801
Adjustments to Additional Paid in Capital, Warrant Issued																$ 687